PRC Notes - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 19, 2011 Short-term Debt USD ($)	Oct. 19, 2011 Short-term Debt CNY	Dec. 08, 2011 Long-term Debt USD ($)	Dec. 08, 2011 Long-term Debt CNY
Debt Disclosure [Line Items]
Short-term PRC Notes						400,000
Net proceeds from the offering of Short-term PRC Notes					63,201	398,222
Interest rate for Short-term PRC Notes					7.59%	7.59%
Maturity date					Oct. 21, 2012	Oct. 21, 2012	Dec. 08, 2014	Dec. 08, 2014
Short-term PRC notes	63,639	400,000
Long-term PRC Notes			79,548	79,354				500,000
Net proceeds from the offering of Long-term PRC Notes							$ 78,616	495,350
Interest rate for Long-term PRC Notes							6.80%	6.80%
Annual interest payable date							--12-08	--12-08